Vessels Held For Sale	6 Months Ended
Jun. 30, 2018
VESSELS, NET [Abstract]
Vessel Held For Sale

NOTE 5 – VESSELS HELD FOR SALE

On April 27, 2018, Navios Partners agreed to sell the YM Unity and the YM utmost, two 2006-built Containerships of 8,204 TEU each, to its affiliate, Navios Containers, for a total sale price of $67,000.

As of June 30, 2018, the vessels had been classified as held for sale as the relevant criteria for the classification were met and, therefore, were presented in the consolidated balance sheet at its fair value totaling $67,000. The aggregate net carrying amount of the vessels including the remaining carrying balance of dry dock and special survey costs of $2,104 amounted to $104,860 as at the date of sale. An impairment loss of $37,860 for the vessels held for sale was presented under the caption “Vessel impairment losses” in the consolidated Statements of Operations as of June 30, 2018. The vessels were sold on July 2, 2018, and proceeds from the sale were used to partially repay an amount of $20,200 of the DVB Credit Facility (see Note 7 — Borrowings).